PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Jun. 30, 2021	Dec. 31, 2020
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.20%	0.00%
U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.00%	0.00%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.75%	2.45%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.95%	2.65%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.85%	2.55%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.85%	2.50%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.15%	2.80%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.50%	2.20%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.90%	2.55%
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.00%	0.00%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.90%	0.50%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.75%	0.40%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.95%	0.55%